PENSION AND EMPLOYEE FUTURE BENEFITS - Summary of Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans | Bottom of range
Disclosure of actuarial assumptions [line items]
Discount rate	1.80%	2.50%	2.40%
Rate of price inflation	1.50%	1.50%	1.50%
Rate of compensation increases	2.50%	2.50%	2.50%
Defined benefit pension plans | Top of range
Disclosure of actuarial assumptions [line items]
Discount rate	6.90%	7.20%	7.30%
Rate of price inflation	3.50%	3.50%	3.50%
Rate of compensation increases	4.00%	4.00%	4.00%
Non-pension benefit plans | Bottom of range
Disclosure of actuarial assumptions [line items]
Discount rate	3.20%	3.90%	3.70%
Rate of compensation increases	2.50%	2.50%	2.50%
Health care trend rate	4.50%	5.30%	5.30%
Non-pension benefit plans | Top of range
Disclosure of actuarial assumptions [line items]
Discount rate	7.20%	7.40%	7.10%
Rate of compensation increases	4.00%	4.00%	4.00%
Health care trend rate	6.90%	6.90%	6.90%